Expense Example - Service - BlackRock Advantage Large Cap Core Fund - Service Shares	Jan. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 75
Expense Example, with Redemption, 3 Years	302
Expense Example, with Redemption, 5 Years	548
Expense Example, with Redemption, 10 Years	$ 1,254